Shareholders' equity	12 Months Ended
Dec. 31, 2017
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Shareholders' equity
26	Shareholders’ equity

a)	Share capital

At December 31, 2017, Cosan Limited’s share capital is composed of the following:

Shareholders—Common shares	Class A and / or BDRs	%	Class B1 shares	%
Controlling Group	14,514,418	8.32	96,332,044	100.00
Renaissance Technologies LLC	10,885,899	6.24	—	—
M&G Investment Management Limited	7,515,399	4.31	—	—
Eastspring Investments (Singapore) Limited	4,585,200	2.63	—	—
Free Float	109,366,221	62.73	—	—

Total shares outstanding	146,867,137	84.23	96,332,044	100.00

Treasury shares	27,488,204	15.77	—	—
Total	174,355,341	100.00	96,332,044	100.00

On December 31, 2017, the capital authorized is U.S.$ 11,889 thousand, divided into 1,000,000,000 Class A Shares of par value U.S.$ 0.01 each and 188,886,360 Class B Shares or par value US$ 0.01 each . The capital subscribed and paid by the Company is R$ 5,328, which is composed of 174,355,341 book-entry shares of common stock without par value. There have been no changes to the number of shares issued during the periods presented.

Class B1 shares entitle the holder to 10 votes per share whereas Class A and BDRs’ shares are entitled to one vote per share.

b)	Treasury shares

The Company holds 27,488,204 Class A treasury shares as of December 31, 2017 (5,996,502 as of December 31, 2016) with a market value of U.S.$ 9.70 per share as of December 31, 2017 (U.S.$ 7.51 per share as of December 31, 2016).

On December 22, 2017 the Company finished its tender offer to purchase own shares, and 22,025,248 common shares was bought for U.S.$ 9.65 per share. The transaction generated a cash outflow, as shown in the financing activity of statement of cash flow, in the amount of U.S.$ 212,544 thousands or R$ 707,770.

c)	Other comprehensive (loss) income

	December 31, 2016	Comprehensive (loss) income	December 31, 2017
Foreign currency translation effects	(322,258)	(50,085)	(372,343)
(Loss) gain on cash flow hedge in joint ventures and subsidiaries	(190,001)	204,611	14,610
Actuarial loss on defined benefit plan	(29,017)	(15,920)	(44,937)
Gain on share subscription of a subsidiary	6,000	9,000	15,000
Changes in fair value of available for sale securities	(2,618)	3,459	841

Total	(537,894)	151,065	(386,829)

Attributable to:
Owners of the Company	(480,454)	86,242	(394,212)
Non-controlling interests	(57,440)	64,823	7,383

	December 31, 2015	Comprehensive (loss) income	December 31, 2016
Foreign currency translation effects	(468,350)	146,092	(322,258)
Loss on cash flow hedge in joint ventures and subsidiaries	(235,779)	45,778	(190,001)
Revaluation of investment properties reclassified from property, plant and equipment	190,735	(190,735)	—
Actuarial loss on defined benefit plan	28,032	(57,049)	(29,017)
Gain on share subscription of subsidiary	—	6,000	6,000
Changes in fair value of available for sale securities	6,748	(9,366)	(2,618)

Total	(478,614)	(59,280)	(537,894)

Attributable to:
Owners of the Company	(478,207)	(2,247)	(480,454)
Non-controlling interests	(407)	(57,033)	(57,440)